Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 01, 2018
Registrant Name	OLD WESTBURY FUNDS INC
Central Index Key	0000909994
Amendment Flag	false
Document Creation Date	Feb. 27, 2018
Document Effective Date	Mar. 01, 2018
Prospectus Date	Mar. 01, 2018